PREPAID EXPENSE AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2014
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSE AND OTHER CURRENT ASSETS

Prepaid expense and other current assets consist of the following:

	As of December 31,	As of September 30,
	2013	2014
Spare parts	$6,264,805	$6,159,125
Prepaid value added tax (“VAT”)	13,546,880	5,408,717
Prepaid insurance fee	1,016,625	71,317
Others	3,042,380	489,811
Total	$23,870,690	$12,128,970